AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 100.2%
Exchange-Traded Funds**
iShares 10-20 Year Treasury Bond ETF	15,913	$1,733,721
iShares Convertible Bond ETF	16,192	1,115,629
iShares Core High Dividend ETF	21,637	1,975,242
iShares Core S&P 500 ETF(a)	62,978	22,587,060
iShares Core S&P Small-Cap ETF(a)	22,011	1,919,139
iShares Core Total USD Bond Market ETF(a)	408,207	18,165,211
iShares ESG Aware MSCI USA ETF	163,554	12,987,823
iShares Fallen Angels USD Bond ETF(a)	107,072	2,559,021
iShares GSCI Commodity Dynamic ETF	27,207	971,834
iShares MSCI EAFE Growth ETF	66,859	4,851,289
iShares MSCI EAFE Value ETF(a)	132,741	5,114,511
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	73,652	3,732,683
iShares MSCI USA Min Vol Factor ETF(a)	27,270	1,802,547
iShares TIPS Bond ETF	28,204	2,958,600
iShares U.S. Infrastructure ETF	28,329	913,327
iShares U.S. Treasury Bond ETF(a)	510,879	11,627,606

Total Long-Term Investments (cost $106,984,021)		95,015,243
Short-Term Investments — 35.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	6,048,735	6,048,735
PGIM Institutional Money Market Fund (cost $27,368,680; includes $27,324,169 of cash collateral for securities on loan)(b)(wa)	27,385,490	27,366,320

Total Short-Term Investments (cost $33,417,415)		33,415,055

TOTAL INVESTMENTS—135.5% (cost $140,401,436)		128,430,298

Liabilities in excess of other assets — (35.5)%		(33,650,753)

Net Assets — 100.0%		$94,779,545

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
GSCI	Goldman Sachs Commodity Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
TIPS	Treasury Inflation-Protected Securities

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,510,975; cash collateral of $27,324,169 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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